Lease Commitments (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	Nov. 01, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating Leased Assets [Line Items]
Total rent expense for operating leases	$ 1,748	$ 8,176	$ 8,729	$ 8,191